Share Capital - Additional Information (Detail) - EUR (€)																											12 Months Ended
		Oct. 30, 2017	Oct. 27, 2017	Oct. 19, 2017	Sep. 13, 2017	Aug. 08, 2017	Jul. 18, 2017	Apr. 19, 2017	Jan. 17, 2017	Nov. 09, 2016	Oct. 18, 2016	Jul. 19, 2016	Jun. 01, 2016	Apr. 20, 2016	Mar. 17, 2016	Feb. 17, 2016	Jan. 18, 2016	Dec. 15, 2015	Dec. 07, 2015	Oct. 19, 2015	Jul. 29, 2015	Jul. 17, 2015	Jun. 03, 2015	Apr. 17, 2015	Mar. 16, 2015	Jan. 19, 2015	Dec. 31, 2017	Jul. 18, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 15, 2015
Disclosure of classes of share capital [line items]
Exercise of warrant																											€ 3,471,000		€ 2,221,000	€ 5,161,000
Issuance of share capital																											195,327,000		74,152,000
Proceeds from issuance of shares	[1]																										179,256,000		71,442,000
Share capital [member]
Disclosure of classes of share capital [line items]
Exercise of warrant																											3,254,000		2,132,000	4,312,000
Issuance of share capital																											24,580,000		10,348,000
Share Premium Account [member]
Disclosure of classes of share capital [line items]
Exercise of warrant																											2,247,000		1,177,000	€ 3,671,000
Issuance of share capital																											€ 170,747,000		€ 63,804,000
Warrants [member]
Disclosure of classes of share capital [line items]
Issuance of shares				156,849	249,563	16,700	19,833	57,125	154,342	938	10,050	39,818		18,400	210,741	7,521	288,170	287,500	7,250	5,200	24,967	79,885	83,000	20,165	174,302	115,946		19,833			287,500
Exercise of warrant				€ 978,878.73	€ 878,950.09	€ 80,683.50	€ 121,444.25	€ 398,801.77	€ 1,011,939.05	€ 5,102.72	€ 47,303	€ 160,489.39		€ 76,630	€ 740,375.82	€ 34,726.41	€ 1,192,292.70	€ 1,532,750	€ 61,390	€ 41,249	€ 199,086.96	€ 600,491.30	€ 410,955	€ 112,425.70	€ 1,292,682.18	€ 909,426.07
Warrants [member] | Share capital [member]
Disclosure of classes of share capital [line items]
Exercise of warrant				293,307.63	466,682.81	31,229.00	37,087.71	106,823.75	288,619.54	1,754.06	18,793.50	77,947.16		34,408	394,085.67	14,064.27	538,877.90	535,000	13,557.50	9,724	46,688.29	149,384.95	155,210	37,603.55	325,944.74	216,819.02
Warrants [member] | Share Premium Account [member]
Disclosure of classes of share capital [line items]
Exercise of warrant				€ 685,571.1	€ 412,267.28	€ 49,454.50	€ 84,356.54	€ 291,978.02	€ 723,319.51	€ 3,348.66	€ 28,509.50	€ 82,542.23		€ 42,222	€ 346,290.15	€ 20,662.14	€ 653,414.80	€ 997,750	€ 47,832.50	€ 31,525	€ 152,398.67	€ 451,106.35	€ 255,745	€ 74,822.15	€ 966,737.44	€ 692,607.05
IPO Nasdaq [Member]
Disclosure of classes of share capital [line items]
Issuance of shares		1,714,500	11,430,000
Issuance of share capital		€ 25,477,470	€ 169,849,800
Proceeds from issuance of shares		25,500,000	169,800,000
IPO Nasdaq [Member] | Share capital [member]
Disclosure of classes of share capital [line items]
Issuance of share capital		3,206,115	21,374,100
IPO Nasdaq [Member] | Share Premium Account [member]
Disclosure of classes of share capital [line items]
Issuance of share capital		€ 22,271,355	€ 148,475,700
Private placements [member]
Disclosure of classes of share capital [line items]
Issuance of shares													5,533,720
Issuance of share capital													€ 74,151,848
Proceeds from issuance of shares													74,200,000
Private placements [member] | Share capital [member]
Disclosure of classes of share capital [line items]
Issuance of share capital													10,348,056.40
Private placements [member] | Share Premium Account [member]
Disclosure of classes of share capital [line items]
Issuance of share capital													€ 63,803,791.60

[1]	The gross cash flow from the issue of shares amount to €195.3 million. The Company paid €16.1 million with respect to issuance costs